Total
PD Large-Cap Growth Index Portfolio
PD Large-Cap Growth Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD Large-Cap Growth Index Portfolio Class P
Management Fee	0.13%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.17%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PD Large-Cap Growth Index Portfolio | Class P | USD ($)	17	55	96	217

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PD Large-Cap Growth Index Portfolio | Class P | USD ($)	17	55	96	217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2021, the portfolio turnover rate was 21% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with large market capitalizations included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s benchmark are those that are included in the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2021, the market capitalization range of the Russell 1000 Growth Index was approximately $1.2 billion to $2.9 trillion. As of December 31, 2021, the weighted average market capitalization of the Fund was approximately $998.1 billion. The sub-adviser principally invests in common stock.

The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).

As an index fund, the sub-adviser normally invests the Fund’s assets across different groups of industries/sectors in the same manner as its index is invested, but may invest a significant percentage of the Fund’s assets in issuers in a single sector in accordance with its index. As of December 31, 2021, a significant portion of the Fund is represented by securities of companies in the Technology sector. The components of the Fund are likely to change over time as the composition of the index changes over time.

The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.

● Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Tracking Error Risk: Performance of the Fund may vary from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

● Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries.

Because the Fund will concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

● Non-Diversification Risk: In order to track the composition of the Fund’s benchmark index, the Fund’s total assets may be invested in multiple issuers each representing more than 5% of the Fund’s total assets and each representing more than 10% of the outstanding voting securities of such issuer(s). As a result, the Fund may become non-diversified under the 1940 Act. A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.

● Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

● Technology Sector Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.

● Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 27.75%; Q4 2018: (15.93%)
Average Annual Total Returns (For the periods ended December 31, 2021)
Average Annual Returns - PD Large-Cap Growth Index Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	Class P (incepted May 1, 2009)	27.34%	25.04%	19.53%	May 01, 2009
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	27.60%	25.32%	19.79%	May 01, 2009